Loans (Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	¥ 984
Loan forgiveness or debt to equity swaps charge-off		1,964
Interest rate reduction and/or postponement of principal and/or interest		566,325		¥ 408,427
Domestic
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		522,292	[2]	364,417
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		134,544		110,624
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		39,254		13,430
Domestic | Services
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		87,468		40,774
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		167,299		148,560
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		33,991		27,294
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		17,286		8,529
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		120		246
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		42,330		14,960
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	984
Loan forgiveness or debt to equity swaps charge-off		1,964
Interest rate reduction and/or postponement of principal and/or interest		¥ 44,033		¥ 44,010	[2]

[1]	Amounts represent the book values of loans immediately after the restructurings.
[2]	The majority of Total foreign consist of Commercial and Industrial loans.